Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
(a)	(b)	(c)	(d)	(e)	(f)	(h)
Year	Summary Compensation Table Total for PEO (in thousands $)	Compensation Actually Paid to PEO (in thousands $)(1)	Average Summary Compensation Table Total for non-PEO NEOs (in thousands $)	Average Compensation Actually Paid to Non-PEO NEOs (in thousands $)(1)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Loss (in thousands $)
2024	$1,108	2,354	489	785	162	(11,767)

Named Executive Officers, Footnote [Text Block]

(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Yehu Ofer	Einav Brenner, Tanya Yosef and Jacob Avinu

PEO Total Compensation Amount	$ 1,108,000	[1]
PEO Actually Paid Compensation Amount	$ 2,354,000	[1]
Adjustment To PEO Compensation, Footnote [Text Block]

The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (in USD thousands):

	2024
Adjustments	PEO	Average non-PEO NEOs (1)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(584)	(233)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	838	337

Increase for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (2)	634	130

Increase for Awards Granted during Prior Fiscal Years that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (2)	357	62

TOTAL ADJUSTMENTS	$1,246	785

(1)	Each NEO was included individually in the calculation of average compensation amounts actually paid to our remaining NEOs for the fiscal year ended December 31, 2024, as determined under SEC rules. In case of partial year service, the compensation was annualized to reflect better comparability.
(2)	Average non-PEO NEOs was calculated only for the NEOs with relevant grants on previous periods to reflect better comparability of averaged amount.

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used on our Annual Report on Form 10-K for the year ended December 31, 2024. For additional information on the assumptions used to calculate the valuation of the awards, see Notes 2(j) and 8 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, which was filed with the SEC on March 26, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 489,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 785,000	[1]
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

During the year ended December 31, 2024, compensation actually paid to our PEO was $2,354,000 and to our non-PEOs was $785,000. Over the same period, the value of an investment of $100 in our common stock on the last trading day of 2024 increased by $62 to $162 during the year ended December 31, 2024.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

During the year ended December 31, 2024, compensation actually paid to our PEO was $2,354,000 and to our non-PEOs was $785,000. Over the same period, our net loss increased by $2,322,000 during the year ended December 31, 2024 (from a net loss in fiscal 2023 of $9,668,000).

Total Shareholder Return Amount	$ 162
Net Income (Loss) Attributable to Parent	$ (11,767,000)
PEO Name	Yehu Ofer
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	$ 1,246,000
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(584,000)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	838,000
PEO [Member] | Increase for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	634,000	[2]
PEO [Member] | Increase for Awards Granted during Prior Fiscal Years that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	357,000	[2]
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount	785,000	[3]
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(233,000)	[3]
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	337,000	[3]
Non-PEO NEO [Member] | Increase for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	130,000	[2],[3]
Non-PEO NEO [Member] | Increase for Awards Granted during Prior Fiscal Years that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 62,000	[2],[3]

[1]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:
[2]	Average non-PEO NEOs was calculated only for the NEOs with relevant grants on previous periods to reflect better comparability of averaged amount.
[3]	Each NEO was included individually in the calculation of average compensation amounts actually paid to our remaining NEOs for the fiscal year ended December 31, 2024, as determined under SEC rules. In case of partial year service, the compensation was annualized to reflect better comparability.